Provisions - Schedule of maturity of estimated benefits payments (Details) - Spain € in Millions	Dec. 31, 2023 EUR (€)
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 464
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	390
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	338
2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	281
2028
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	229
2029 to 2033
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 744